UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Connecticut
Municipal Income Fund

August 31, 2009

1.805751.105

CTF-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Connecticut - 88.4%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,412,165
4.5% 8/15/21	1,225,000	1,304,098
4.5% 8/15/22	1,325,000	1,399,280
5% 8/15/18	1,500,000	1,730,250
5% 8/15/19	750,000	848,025
Branford Gen. Oblig.:
Series 2009:
4% 5/15/11	775,000	818,547
4% 5/15/13	1,435,000	1,567,967
5.25% 5/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	540,295
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,756,045
5.375% 8/15/18 (FSA Insured)	3,400,000	3,631,268
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,062,550
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,374,754
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,836,487
5% 12/1/17 (FSA Insured)	1,830,000	2,015,288
5% 12/1/18 (FSA Insured)	1,635,000	1,781,921
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,899,234
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series 2001 A:
5.125% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,865,000	5,101,905
5.25% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,150,000	4,281,597
5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,075,000	4,194,724
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (c)	6,000,000	6,487,260
Connecticut Dev. Auth. Poll. Cont. Rev. (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 5.25%, tender 4/1/10 (a)(b)	7,000,000	7,144,200
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	$ 5,000,000	$ 3,869,550
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	2,820,060
Connecticut Gen. Oblig.:
Series 2004 A, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,582,350
Series 2004 B, 5% 6/1/15	7,500,000	8,430,150
Series 2005 B:
5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,265,590
5.25% 6/1/20	16,915,000	19,927,900
Series 2006 A, 5% 12/15/15 (FSA Insured)	2,000,000	2,323,060
Series 2006 D:
5% 11/1/24	17,980,000	19,508,480
5% 11/1/25	10,000,000	10,797,700
Series 2006 E:
5% 12/15/16	3,020,000	3,511,052
5% 12/15/20	5,565,000	6,180,378
Series 2006 F, 5% 12/1/21	2,000,000	2,209,260
Series 2007 D, 5% 12/1/19	1,745,000	1,984,501
Series 2008 A, 5% 4/15/27	5,000,000	5,402,800
Series 2008 B, 5% 4/15/28	4,000,000	4,298,000
Series A:
5% 2/15/27	5,000,000	5,431,150
5% 2/15/28	2,500,000	2,699,150
5% 2/15/29	2,500,000	2,682,850
Connecticut Health & Edl. Facilities Auth. Rev.:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (a)	5,000,000	5,098,550
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,353,345
(Eastern Connecticut Health Network Proj.) Series C, 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,189,770
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,157,230
Series M, 5% 7/1/34	1,000,000	1,008,460
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	1,945,000	1,964,450
5.2% 8/1/38 (c)	4,190,000	4,231,900
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	$ 1,170,000	$ 1,104,620
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,018,930
Series G, 5% 7/1/38	3,000,000	2,932,590
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,480,000	3,043,927
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,144,200
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,009,780
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	3,590,000	3,623,208
6.5% 7/1/13 (AMBAC Insured)	3,050,000	3,154,768
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	4,091,440
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,003,100
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,007,020
Series X1, 5% 7/1/42	14,015,000	14,258,020
Series Y1, 5% 7/1/35	9,000,000	9,274,410
Series Z1, 5% 7/1/42	3,335,000	3,435,850
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,324,061
5% 7/1/18 (AMBAC Insured)	3,020,000	3,206,123
5% 7/1/19 (AMBAC Insured)	2,035,000	2,135,590
5% 7/1/31 (AMBAC Insured)	7,000,000	6,759,900
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series 1999 A, 5.5% 11/15/09 (b)	275,000	275,600
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2006 A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,653,274
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series 1998 A:
5.125% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,024,660
5.5% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,500,000	5,533,110
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1990 A, 7.125% 6/1/10	$ 1,265,000	$ 1,327,668
Series 1992 B, 6.125% 9/1/12	8,680,000	9,392,975
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,448,530
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,729,987
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,175,520
5% 7/1/23	3,260,000	3,464,369
Series 2004 B, 5.25% 7/1/16	7,645,000	8,811,627
Series 2005 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,010,000	5,604,386
Series 2007 A:
5% 8/1/26	3,800,000	4,034,232
5% 8/1/27 (AMBAC Insured)	2,000,000	2,108,060
Series 2008 A, 5% 11/1/21	5,000,000	5,546,050
Series 2009 1, 5% 2/1/17	10,000,000	11,341,200
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,230,480
Series 2008 A:
5% 2/1/16	5,500,000	6,337,870
5% 2/1/17	3,000,000	3,464,940
Series 2009 A, 5% 6/1/26	2,000,000	2,192,100
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	945,993
5% 7/1/18	350,000	403,337
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,767,945
5% 7/1/17	1,000,000	1,172,820
5% 7/1/18	1,000,000	1,175,250
5% 7/1/19	1,225,000	1,438,983
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	789,824
4% 9/15/19	500,000	522,065
4% 9/15/20	250,000	258,808
Series A:
4% 9/15/20	1,445,000	1,524,461
4% 9/15/21	905,000	944,558
5% 9/15/19	325,000	381,570
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 999,930
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,022,880
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,505,813
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,803,768
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,766,844
Monroe Gen. Oblig. Series 2009:
2% 5/1/11	275,000	281,031
4% 5/1/13	500,000	545,855
4% 5/1/14	800,000	878,712
5% 5/1/15	500,000	578,445
5% 5/1/16	1,000,000	1,164,500
5% 5/1/18	500,000	585,320
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,380,430
5% 6/15/17 (AMBAC Insured) (b)	775,000	788,020
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,660,000	3,050,940
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,580,625
New Canaan Gen. Oblig. Series 2009 A:
4% 4/1/13	1,110,000	1,206,304
5% 4/1/14	1,255,000	1,428,328
5% 4/1/19	1,015,000	1,191,184
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,250,569
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	34,059
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,080,000	2,268,594
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,869,652
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	1,925,000	2,212,287
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.: - continued
Series 2006:
5% 11/1/15 (AMBAC Insured)	$ 2,575,000	$ 2,845,864
5% 11/1/16 (AMBAC Insured)	6,000,000	6,589,380
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,084,110
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,207,520
New Milford Gen. Oblig. Series 2004:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,173,974
5% 1/15/16 (AMBAC Insured)	1,025,000	1,182,758
5% 1/15/17 (AMBAC Insured)	1,025,000	1,186,694
Newtown Gen. Oblig. Series 2009 B:
5% 7/1/15	1,000,000	1,157,080
5% 7/1/18	600,000	701,052
Ridgefield Gen. Oblig. Series 2009:
5% 9/15/17	2,165,000	2,544,633
5% 9/15/18	3,535,000	4,161,155
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,574,910
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,576,682
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,820,625
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,149,244
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,148,819
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	25,430,494
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,301,146
5% 7/1/18	3,600,000	4,230,900
5.25% 7/15/15	3,000,000	3,350,310
5.5% 7/15/14	1,250,000	1,384,925
Trumbull Gen. Oblig. Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,193,126
Univ. of Connecticut Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,187,360
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,060,000	$ 1,228,264
Series 2009 B:
4.5% 7/1/20	1,375,000	1,513,683
5% 7/1/18	2,635,000	3,054,255
5% 7/1/19	1,000,000	1,157,110
West Hartford Gen. Oblig. Series 2005 A, 5% 1/15/16	1,135,000	1,269,747
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,606,331
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	837,048
Series 2009, 5% 2/1/21	480,000	553,512
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	349,158
5% 1/15/20	350,000	411,278
		493,222,572
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,008,880
Puerto Rico - 7.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,370
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,524,375
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,016,620
Series CC, 5.25% 7/1/33	2,495,000	2,542,630
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,856,354
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,535,640
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,190,480
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,004,680
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,390,000	3,468,241
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,019,500
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,356,650
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,391,234
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	862,536
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,577,950
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,137,260
		42,566,520
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,100,000	922,603
TOTAL MUNICIPAL BONDS (Cost $529,783,275)		537,720,575
Municipal Notes - 0.9%

Connecticut - 0.9%
Connecticut Gen. Oblig. BAN Series 2009 B, 4% 6/1/11 (Cost $5,246,009)	5,000,000	5,274,800
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $535,029,284)		542,995,375
NET OTHER ASSETS - 2.7%		15,045,215
NET ASSETS - 100%		$ 558,040,590
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $534,922,035. Net unrealized appreciation aggregated $8,073,340, of which $14,799,147 related to appreciated investment securities and $6,725,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New Jersey
Municipal Income Fund

August 31, 2009

1.805777.105

NJT-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 400,000	$ 366,328
New Jersey - 81.9%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A:
7.375% 7/1/10 (Escrowed to Maturity) (c)	150,000	158,702
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,241,730
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,125,500
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750,000	2,793,368
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,534,151
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,501
5.25% 8/15/17	20,000	21,372
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 B, 5% 2/15/14	1,350,000	1,302,858
Series B, 5.25% 2/15/11	2,075,000	2,083,549
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,608,849
Cape May County Muni. Utils. Auth. Series 2002 A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,900,128
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,603,728
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,075,590
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,747,176
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,803,300
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,744,520
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	14,121,535
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,185,000	2,339,480
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,210,000	$ 3,637,604
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,767,512
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,756,465
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,848,811
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,411,075
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,785,600
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	788,306
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,203,460
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,020
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,479,190
5.25% 9/15/17	2,000,000	2,157,900
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.):
Series 2002 A, 5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,034,723
Series A, 5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,132,690
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	893,843
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	297,937
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,363,025
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	40,000	48,553
New Jersey Bldg. Auth. State Bldg. Rev. Series 2009 A, 5% 12/15/26	3,750,000	3,857,925
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) Series 1999, 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,065,700
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,922,976
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500,000	$ 3,742,445
5.25% 7/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,655,000	1,668,190
Series 2005 K:
5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,745,680
5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,743,400
5.5% 12/15/19	14,000,000	15,642,620
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,506,450
Series 2005 O:
5.125% 3/1/28	18,455,000	18,992,774
5.125% 3/1/30	2,175,000	2,221,415
5.25% 3/1/21	2,800,000	2,968,280
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,150,120
5.25% 3/1/22	15,700,000	16,548,585
5.25% 3/1/23	3,340,000	3,502,124
5.25% 3/1/24	9,000,000	9,396,540
5.25% 3/1/25	3,000,000	3,118,800
5.25% 3/1/26	9,000,000	9,343,080
Series 2005 P:
5.125% 9/1/28	6,800,000	7,013,928
5.25% 9/1/26	8,000,000	8,307,920
Series 2006 S, 5% 9/1/36	9,000,000	9,036,900
Series 2007 U, 5% 9/1/37	2,000,000	2,006,520
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,302,700
Series 2008 Y, 5% 9/1/33	3,000,000	3,052,170
Series 2009 BB, 5% 9/1/34	5,000,000	5,035,200
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,196,815
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,368,592
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,750,000	3,301,275
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	2,710,961
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.: - continued
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	$ 1,000,000	$ 819,670
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,843,125
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,130,020
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,326,092
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,614,750
(Montclair State Univ. Proj.):
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	180,535
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,264,496
(Princeton Theological Seminary Proj.):
Series 2009 B:
3% 7/1/10	200,000	204,124
4% 7/1/22	1,000,000	1,043,780
5% 7/1/12	175,000	193,846
5% 7/1/13	250,000	282,725
5% 7/1/15	235,000	271,634
5% 7/1/17	490,000	569,022
5% 7/1/18	250,000	290,410
5% 7/1/19	200,000	232,340
Series 2009, 5% 7/1/14	235,000	268,448
(Ramapo College Proj.) Series 2004 E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,707,555
(Rowan Univ. Proj.):
Series 2007 B, 5.5% 7/1/16 (FGIC Insured)	2,500,000	2,814,125
Series B, 5.5% 7/1/18 (FGIC Insured)	4,390,000	4,941,516
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,114,760
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,904,203
New Jersey Envir. Infrastructure Trust Series 2007 A, 5% 9/1/17	4,900,000	5,637,499
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 1997 A, 6% 7/1/11 (Escrowed to Maturity) (c)	$ 3,500,000	$ 3,814,090
Series 2008 A, 5% 7/1/11	5,820,000	6,074,974
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,684,997
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,495,359
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,033,950
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,300,386
(Saint Mary's Hosp. - Passaic Proj.):
Series 1, 5% 3/1/21	2,680,000	2,745,606
Series 2007 1, 5% 3/1/20	2,030,000	2,095,265
(Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,900,000	1,865,762
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,668,875
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,221,580
Series 2008 A. 5.25% 10/1/38	5,885,000	5,943,968
Series 2009 A, 5.75% 10/1/31	4,000,000	4,180,280
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	16,006
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	8,274,811
Series 2007 1A, 5% 6/1/41	11,735,000	8,080,486
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,696,405
6.5% 1/1/16 (Escrowed to Maturity) (c)	6,100,000	7,174,637
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835,000	4,054,669
Series 2005 C:
6.5% 1/1/16	595,000	692,925
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	236,356
Series 2009 E, 5.25% 1/1/40	3,920,000	4,045,166
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	158,833
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2001 C:
5.5% 12/15/13 (FSA Insured)	$ 8,285,000	$ 9,306,209
5.75% 12/15/12 (FSA Insured)	5,000,000	5,599,600
Series 2005 B, 5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	10,873,946
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	10,805,200
Series 2005 D, 5% 6/15/20	4,000,000	4,270,440
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	3,882,300
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,536,950
0% 12/15/34	4,000,000	892,880
0% 12/15/36 (AMBAC Insured)	2,000,000	358,700
Series 2008 A:
0% 12/15/35	11,000,000	2,165,570
0% 12/15/36	25,000,000	4,602,250
Series 2009 A:
0% 12/15/36	1,915,000	352,532
0% 12/15/38	12,500,000	2,021,125
0% 12/15/39	10,000,000	1,514,900
Series B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,309,284
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,455,960
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	5,998,677
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,101,288
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,609,738
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,505,445
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Ltd. Insured)	1,000,000	1,094,330
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	3,163,164
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,885,650
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Newark Port Auth. Hsg. Auth. Rev.: - continued
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,350,000	$ 1,461,483
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,080,896
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,660
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	898,360
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,848,130
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	1,420,000	1,540,033
Series 2009 F, 5% 5/1/30	1,500,000	1,588,290
Series F, 5% 5/1/39	4,000,000	4,142,360
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. Series 2001, 5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,186,541
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,042,960
Univ. of Medicine & Dentistry:
Series 2002 A, 5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,798,074
Series A, 5.5% 12/1/27 (AMBAC Insured)	4,000,000	3,878,720
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. Series 2004, 5% 6/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	895,650
		520,324,192
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,383,174
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	2,912,243
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,012,000
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,108,280
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 1999:
5.75% 1/1/15 (FSA Insured)	$ 2,000,000	$ 2,021,840
6% 1/1/18 (FSA Insured)	1,300,000	1,313,091
		11,750,628
New York & New Jersey - 8.4%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,220,000	5,256,644
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,019,380
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	7,767,109
5.5% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,495,000	1,610,040
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,179,640
134th Series, 5% 1/15/39	4,500,000	4,578,255
136th Series, 5.25% 11/1/16 (b)	2,800,000	2,951,060
138th Series, 5% 12/1/13 (b)	1,745,000	1,844,500
140th Series, 5% 12/1/30	5,000,000	5,223,100
141st Series:
5% 9/1/18 (b)	6,000,000	6,168,780
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,434,728
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,010,380
		53,043,616
Puerto Rico - 3.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	2,995,260
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (c)	6,075,000	6,468,356
Series 2005 C, 5.5% 7/1/18	2,000,000	2,060,440
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,019,500
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,237,750
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	$ 1,700,000	$ 1,830,747
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,078,170
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	2,500,000	2,558,650
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	6,000,000	844,440
		25,093,313
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Rev. Series 2009 A, 6.75% 10/1/37	1,000,000	1,006,460
TOTAL MUNICIPAL BONDS (Cost $600,897,792)		611,584,537
Municipal Notes - 0.4%

New Jersey - 0.4%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10 (Cost $2,910,096)	2,900,000	2,912,354
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $603,807,888)		614,496,891
NET OTHER ASSETS - 3.3%		20,700,676
NET ASSETS - 100%		$ 635,197,567
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $603,668,111. Net unrealized appreciation aggregated $10,828,780, of which $16,755,909 related to appreciated investment securities and $5,927,129 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services.

Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009